Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

        During the six months ended June 30, 2011, activity under the 2007 Stock Option Plan (the "2007 Stock Option Plan"), of UHS Holdco, Inc., our parent company ("Parent"), was as follows:

(in thousands except exercise price)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8
Granted	—
Exercised	(40)	$1.00	$(33)
Forfeited or expired	(607)	$1.01

Outstanding at June 30, 2011	38,876	$1.06	$25,445	6.3

Exercisable at June 30, 2011	23,993	$1.02	$16,673	6.1
Remaining authorized options available for issue	5,029

        The exercise price of each stock option award is equal to the market value of Parent's common stock on the grant date as determined reasonably and in good faith by Parent's board of directors and Parent's compensation committee and based on an analysis of a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses.

        The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

        We determine the fair value of stock options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options' expected vesting periods. There were no stock options granted during the six months ended June 30, 2011.

        Expected volatility is based on an independent valuation of the stock of companies within our peer group. Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines. The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life. The expected option life represents the result of the "simplified" method applied to "plain vanilla" options granted during the period, as provided within ASC Topic 718, "Compensation—Stock Compensation." Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

        Although Parent grants stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit. Along with this expense, which is primarily included in selling, general and administrative expense, the Company records an offsetting payable to Parent liability which is not expected to be settled within the next twelve months.

        At June 30, 2011, unearned non-cash stock-based compensation that we expect to recognize as expense over a weighted average period of 2.2 years, totals approximately $7.7 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.

9. Stock-Based Compensation

        The 2007 Stock Option Plan provides for the issuance of 43.9 million nonqualified stock options of Parent to any of its and Parent's executives, other key employees and to consultants and certain non-employee directors. The options allow for the purchase of shares of common stock of Parent at prices equal to the stock's fair market value at the date of grant.

        Options granted have a ten-year contractual term and vest over approximately six years. For option grants to its employees, half of the options have fixed vesting schedules and the other half of the options vest upon the achievement of established performance targets, though options subject to performance targets were amended on August 11, 2010 (see "Amendment to Vesting Provisions of Options Agreements" below). For option grants to its directors, all of the options vest on a fixed schedule. The shares issued to a grantee upon the exercise of such grantee's options will be subject to certain restrictions on transferability as provided in the 2007 Stock Option Plan. Grantees are subject to non-competition, non-solicitation and confidentiality requirements as set forth in their respective stock option grant agreements. Forfeited options are available for future issue.

        A summary of the status of Parent's 2007 Stock Option Plan as of and for the years ended December 31, 2010, 2009 and 2008 is detailed below:

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2008	36,740	$1.00	$—	8.5

Granted	1,569	1.00
Exercised	—
Forfeited or expired	(782)	1.00

Outstanding at December 31, 2009	37,527	$1.00	$35,651	7.5

Granted	2,708	1.83
Exercised	(28)	1.00	$23
Forfeited or expired	(684)	1.00

Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8

Exercisable at December 31, 2010	24,414	$1.02	$24,046	6.6

Expected to Vest at December 31, 2010	14,579	$1.12	$12,838	7.1

Remaining authorized options not yet issued	4,382

        The exercise price of the stock option award is equal to the market value of Parent's common stock on the grant date as determined reasonably and in good faith by the Parent's board of directors and compensation committee. The exercise price of options issued during the years ended December 31, 2010 and 2009 was determined through a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses. The exercise prices of options issued during the year ended December 31, 2008 was determined by reference to the then recent per share valuation of Parent resulting from the Transaction as detailed below.

(in thousands, except per share amount)
Equity Contribution at May 31, 2007 from Irving Place Capital and UHS Management to Parent	$248,794
Parent shares issued and outstanding at May 31, 2007	248,794

Per share Parent valuation at May 31, 2007	$1.00

        The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

        We determine the fair value of options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options' vesting periods. The range of assumptions in the table below was used to determine the Black-Scholes fair value of stock options amended on August, 11, 2010 or granted during the year ended December 31, 2010. The remaining assumptions below were used in determining the fair value of stock options granted during the years ended December 31, 2009 and 2008, also under the Black-Scholes model.

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Risk-free interest rate	0.73% - 3.08%	2.20%	2.85%
Expected volatility	31.90% - 38.00%	37.90%	30.50%
Dividend Yield	N/A	N/A	N/A
Expected option life (years)	3.9 - 6.6	6.6	6.6
Black-Scholes Value of Options	$0.72 - $1.03	$0.42	$0.37

        Expected volatility is based on an independent valuation of the stock of companies within our peer group. Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines. The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life. The expected option life represents the result of the "simplified" method applied to "plain vanilla" options granted during the period, as provided within ASC Topic 718, "Compensation—Stock Compensation." Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

Amendment to Vesting Provisions of Option Agreements

        On August 11, 2010, the compensation committee of our board of directors recommended, and the board of directors (the "Parent Board") of UHS Holdco, Inc. approved, an amendment (the "Amendment") to the vesting provisions contained in all outstanding option agreements of participants in the 2007 Stock Option Plan who were employed by Parent or us as of the effective date of the Amendment, or served on our board of directors through that date. Performance vesting options granted under the 2007 Stock Option Plan vest over a six-year period with one-sixth vesting on December 31 of each year of the six-year period, subject to the option holder not ceasing employment with Parent or us, and prior to the effectiveness of the Amendment, subject to our attainment of either an adjusted EBITDA target for current fiscal year, or an aggregate adjusted EBITDA target calculated in each subsequent fiscal year, as provided in the respective form of option agreement. The Amendment, among other things, did away with the requirement that the EBITDA-based performance objectives be achieved in order for performance vesting options to vest, in effect providing for time-based vesting of these options rather than performance vesting. The Amendment did not change the number of options granted, the strike price, or any continued service requirements. The Amendment also provided for the acceleration of vesting, for 2007 Stock Option Plan participants who were employed by Parent or us as of the effective date of the Amendment and who were granted options prior to December 31, 2009, of options (the "Accelerated Options") to purchase approximately 2,996,000 shares of common stock of Parent that were eligible for vesting on December 31, 2009, but did not vest because we did not achieve the applicable adjusted EBITDA target for the fiscal year ended December 31, 2009. At the time vesting was accelerated, the Accelerated Options remained eligible for vesting in future years based on our achievement of an aggregate adjusted EBITDA target. Except as described above, all other terms and conditions applicable to the Accelerated Options remain in effect. The Amendment also amended the provisions relating to time vesting options granted under the 2007 Stock Option Plan to achieve greater consistency between the treatment of these options and the treatment of performance vesting options in the event of a sale of substantially all of the assets of Parent or us.

        The Parent Board authorized the Amendment in an effort to ensure that Parent continues to provide long-term incentives that drive core operating performance, while creating a meaningful retention benefit.

        Aggregate performance vesting options affected by the Amendment, including the Accelerated Options, are detailed below by original grant date:

Summary of Performance Vesting Options
(in thousands)

Grant Date	Performance Options Outstanding at August 10, 2010	Vested Performance Options Outstanding at August 10, 2010 (Prior to Amendment)	Options Affected by Amendment(1)	Accelerated Options(2)
June 18, 2007	17,109	5,707	11,402	2,850
December 3, 2007	283	48	235	47
April 1, 2008	28	5	23	5
April 1, 2009	564	—	564	94
April 13, 2010(3)	707	—	707	N/A

Total	18,691	5,760	12,931	2,996

(1)
Includes Accelerated Options

(2)
Accelerated Options vesting on August 11, 2010

(3)
Options issued subsequent to December 31, 2009 were not affected by the accelerated vesting

        An aggregate of approximately 2,996,000 options vested on August 11, 2010 as a result of the Parent Board's acceleration of vesting performance vesting options. The remaining unvested options affected by the Amendment will vest and become exercisable on each December 31, in accordance with the vesting schedule provided in the option agreements, through the remaining term of the applicable option.

        Although Parent grants the stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit. For the years ended December 31, 2010, 2009 and 2008, we recognized non-cash stock compensation expense of $7.3, $1.3 and $2.5 million, respectively, which is primarily included in selling, general and administrative expenses. The amendment accounts for $5.8 million of the $7.3 million of non-cash stock compensation expense recorded for the year ended December 31, 2010.

        At December 31, 2010, unearned non-cash stock-based compensation related to our options, that we expect to recognize as expense over a weighted average period of 2.6 years, totals approximately $9.9 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.